Thrivent Core International Equity Fund
Thrivent Core International Equity Fund
Investment Objective
Thrivent Core International Equity Fund (the "Fund") seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES<br/>(fees paid directly from your investment)
Shareholder Fees	Thrivent Core International Equity Fund Thrivent Core International Equity Fund
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)

ANNUAL FUND OPERATING EXPENSES<br/>(expenses that you pay each year as a percentage of<br/>the value of your investment)
Annual Fund Operating Expenses	Thrivent Core International Equity Fund Thrivent Core International Equity Fund
Management Fees	none
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.08%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Thrivent Core International Equity Fund | Thrivent Core International Equity Fund | USD ($)	8	26	45	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From inception on November 14, 2017 through the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. Generally, at least 65% of the Fund’s net assets will be invested in equity securities of issuers in international developed market countries. Developed market countries are countries covered by the MSCI World Ex-USA Index (Net), an international developed markets equity index (the Fund’s benchmark index). The Fund primarily invests in the common stocks of mid- and large-capitalization companies represented in its benchmark, but may also invest in small-capitalization companies. The Fund may invest in securities denominated in various currencies. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) determine that the Fund would benefit from reducing the percentage of its net assets invested in international developed markets equity securities from 80% to a lesser amount, it will notify shareholders at least 60 days prior to the change.

In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Quantitative Investing Risk. Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year period and since inception compared to a broad-based securities market index. The index is the MSCI World Ex-USA Index (Net), which captures large- and mid-cap representations across 22 of 23 developed markets countries, excluding the United States. Effective September 11, 2018, the Fund’s benchmark changed from the MSCI EAFE + Canada Index to the MSCI World Ex-USA Index (Net) because the new index is more readily available and has identical returns to the old index going back at least ten years. Call 800-847-4836 for performance results current to the most recent month-end.

The bar chart and the table includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. Returns after taxes on distributions and redemptions are higher than before tax returns shown because they reflect the tax benefit of capital losses realized in the redemption of Fund shares.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
YEAR-BY-YEAR TOTAL RETURN<br/>Annual Return (%)

Best Quarter:	Q3 '18	+0.20%
Worst Quarter:	Q4 '18	(12.01)%

AVERAGE ANNUAL TOTAL RETURNS<br/>(PERIODS ENDING DECEMBER 31, 2018)
Average Annual Total Returns - Thrivent Core International Equity Fund	1 Year	Since Inception	Inception Date
Thrivent Core International Equity Fund	(12.53%)	(11.37%)	Nov. 14, 2017
Thrivent Core International Equity Fund | (after taxes on distributions)	(13.58%)	(11.13%)	Nov. 14, 2017
Thrivent Core International Equity Fund | (after taxes on distributions and redemptions)	(7.25%)	(8.03%)	Nov. 14, 2017
MSCI World Ex-USA Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	(14.09%)	(9.85%)	Nov. 14, 2017
MSCI EAFE + Canada Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	(14.09%)	(9.85%)	Nov. 14, 2017